Financial Instruments - Non Recurring Basis (Table) (Details) (Significant Other Observable Inputs Assets/ (Liabilities) (Level 2) [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Significant Other Observable Inputs Assets/ (Liabilities) (Level 2) [Member]
Vessels	$ 0	$ 28,586
Total	$ 0	$ 28,586